Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Enjoy Technology Inc [Member]
Short Term Investments [Line Items]
Schedule of Short Term Investments
As of December 31, 2019, short-term investments consist of the following (in thousands):

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$3,721	$1	$—	$3,722
U.S. Government securities	18,791	—	(3)	18,788

Total short-term investments	$22,512	$1	$(3)	$22,510